SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Reconciliation of Adjusted EBITDA to Operating Income (Loss)
The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure:

	Three Months Ended March 31, 2018			Three Months Ended March 31, 2017
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Operating income	$170,693	$142,345	$313,038	$122,044	$128,066	$250,110
Share-based compensation	16,172	5,451	21,623	5,082	2,766	7,848
Restructuring and other expense	3,083	504	3,587	58,647	18,282	76,929
Depreciation and amortization (including impairments)	485,364	157,341	642,705	443,176	165,548	608,724
Adjusted EBITDA	$675,312	$305,641	$980,953	$628,949	$314,662	$943,611

The Company has presented the components that reconcile Adjusted EBITDA to operating income, an accepted GAAP measure:

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Operating income	$320,686	$520,322	$841,008	$78,008	$384,801	$462,809
Share-based compensation	42,060	15,370	57,430	9,164	5,204	14,368
Restructuring and other expense	112,384	40,017	152,401	212,150	28,245	240,395
Depreciation and amortization (including impairments)	2,251,710	678,861	2,930,571	963,665	736,641	1,700,306
Adjusted EBITDA	$2,726,840	$1,254,570	$3,981,410	$1,262,987	$1,154,891	$2,417,878

(a)	Reflects operating results of Cablevision from the date of acquisition.

Reconciliation of Reportable Segment Amounts to Cablevision's and CSC Holdings' Consolidated Balances
A reconciliation of reportable segment amounts to the Company's condensed consolidated balances are as follows:

	Three Months Ended March 31,
	2018	2017
Operating income for reportable segments	$313,038	$250,110
Items excluded from operating income:
Interest expense	(377,258)	(433,294)
Interest income	3,103	232
Gain (loss) on investments and sale of affiliate interests, net	(248,602)	131,658
Gain (loss) on derivative contracts, net	168,352	(71,044)
Gain (loss) on interest rate swap contracts	(31,922)	2,342
Loss on extinguishment of debt and write-off of deferred financing costs	(4,705)	—
Other expense, net	(11,658)	(2,100)
Loss before income taxes	$(189,652)	$(122,096)

A reconciliation of reportable segment amounts to the Company's consolidated balances are as follows:

	Year Ended December 31,
	2017	2016
Operating income for reportable segments	$841,008	$462,809
Items excluded from operating income:
Interest expense	(1,603,132)	(1,456,541)
Interest income	1,921	13,811
Gain on investments, net	237,354	141,896
Loss on derivative contracts, net	(236,330)	(53,696)
Gain (loss) on interest rate swap contracts	5,482	(72,961)
Loss on extinguishment of debt and write-off of deferred financing costs	(600,240)	(127,649)
Other income (expense), net	(13,651)	1,186
Loss before income taxes	$(1,367,588)	$(1,091,145)

Schedule of Revenue by Products and Services and Segments
The following tables present the composition of revenue by segment:

	Three Months Ended March 31, 2018				Three Months Ended March 31, 2017
	Cablevision	Cequel	Eliminations (a)	Total	Cablevision	Cequel	Total
Residential:
Pay TV	$763,720	$269,988	$—	$1,033,708	$802,194	$281,684	$1,083,878
Broadband	440,351	261,270	—	701,621	396,333	229,585	625,918
Telephony	135,585	30,453	—	166,038	146,557	34,404	180,961
Business services and wholesale	234,172	98,918	—	333,090	228,544	90,876	319,420
Advertising	74,643	17,068	(4,129)	87,582	65,132	18,229	83,361
Other	2,823	4,852	—	7,675	3,227	5,494	8,721
Total Revenue	$1,651,294	$682,549	$(4,129)	$2,329,714	$1,641,987	$660,272	$2,302,259

(a)     Reflects revenue recognized by Cablevision from the sale of services to Cequel.

The following table presents the composition of revenue by segment:

	Year Ended December 31, 2017				Year Ended December 31, 2016
	Cablevision (a)	Cequel	Eliminations	Total	Cablevision (a)	Cequel	Total
Residential:
Pay TV	$3,175,097	$1,099,025	$—	$4,274,122	$1,668,348	$1,120,525	$2,788,873
Broadband	1,649,771	958,824	—	2,608,595	817,160	834,414	1,651,574
Telephony	570,871	129,894	—	700,765	311,832	153,939	465,771
Business services and wholesale	922,691	375,522	—	1,298,213	468,632	350,909	819,541
Advertising	321,149	73,509	(2,792)	391,866	163,678	88,371	252,049
Other	10,747	22,642	—	33,389	14,402	25,002	39,404
Total Revenue	$6,650,326	$2,659,416	$(2,792)	$9,306,950	$3,444,052	$2,573,160	$6,017,212

(a)	Reflects revenue from the Cablevision Acquisition Date.

Capital Expenditures by Reportable Segment	Capital expenditures (cash basis) by reportable segment are presented below:

	Three Months Ended March 31,
	2018	2017
Cablevision	$166,801	$184,399
Cequel	90,814	73,028
	$257,615	$257,427
Capital expenditures (cash basis) by reportable segment are presented below:

	Years Ended December 31,
	2017	2016
Cablevision	$671,417	$298,357
Cequel	279,932	327,184
	$951,349	$625,541